Income Tax	12 Months Ended
Dec. 31, 2016
Notes
Income Tax

Note 5:  Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent.  The Company has entered into a tax sharing agreement with CMHC and its subsidiaries.  The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability.  Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable from affiliate reported on the balance sheet are due from CMFG Life.

Income Tax Expense

Income tax expense for the years ended December 31 is as follows:

	2016	2015	2014

Current tax expense (benefit)	$ 647	$ 1,451	$ (186)
Deferred tax expense (benefit)	240	(2)	197

Total income tax expense	$ 887	$ 1,449	$ 11

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation:

	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
Tax expense computed at
federal corporate tax rate	$ 953	35.0%	$ 1,480	35.0%	$ 60	35.0%
Income tax expense (benefit)
related to prior years	(53)	(2.0)	(31)	(0.7)	(41)	(23.9)
Dividends-received deduction	(11)	(0.4)	-	-	-	-
Other	(2)	(0.1)	-	-	(8)	(4.7)

Total income tax expense	$ 887	32.5%	$ 1,449	34.3%	$ 11	6.4%

Deferred Income Taxes

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Policy liabilities and reserves	$ 29	$ 36
Unrealized investment losses	175	122
Investments	-	168
Accrued expenses	291	94
Deferred policy acquisition costs	391	309
Other	4	1

Gross deferred tax assets	890	730

Deferred tax liabilities
Investments	355	-
Deferred reinsurance expense	39	47
Other	1	1

Gross deferred tax liabilities	395	48

Net deferred tax asset	$ 495	$ 682

Valuation Allowance

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2016 and 2015, and based on that evaluation, the Company has determined it is more likely than not all deferred tax assets as of December 31, 2016 and 2015 will be realized.  Therefore, a valuation allowance was not established.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015

Balance at January 1	$ 1	$ 1
Reductions for prior years' tax positions	(1)	0

Balance at December 31	$ 0	$ 1

There were no unrecognized tax benefits as of December 31, 2016 and 2015 that, if recognized, would affect the effective tax rate in future periods. Management does not anticipate a material change to the Company’s uncertain tax positions during 2017.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the statements of comprehensive income (loss). The Company did not recognize any additions or reductions in interest and penalties for the years ended December 31, 2016, 2015 or 2014. The Company had accrued $7 and $7 for the payment of interest and penalties at December 31, 2016 and 2015, respectively.

The Company is included in income tax returns filed in various states.  For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before 2008. The Internal Revenue Service statute of limitations for tax years 2008 and 2009 are expected to close in late 2017. In 2017, the Company received approval from the Joint Committee on Taxation related to its federal income tax examinations for tax years 2008 and 2009.

Other Tax Items

As of December 31, 2016 and 2015, the Company did not have any capital loss, operating loss or credit carryforwards.